Exploration and Evaluation Assets - Additional Information (Detail) $ / shares in Units, $ in Thousands		12 Months Ended
	May 01, 2022	Apr. 30, 2022 CAD ($) $ / shares	Apr. 30, 2021 CAD ($)	Apr. 30, 2022 USD ($) shares
Disclosure of exploration and corporate expenditure [line items]
Sale of royalties (note 9)		$ 1,600
Toiyabe [member]
Disclosure of exploration and corporate expenditure [line items]
Interests acquired				100.00%
Royalty acquired percentage		3.00%
Cash to be paid upon closing of the transaction				$ 150,000
Common shares issued upon closing of the transaction | shares				4,100,000
Fair market value at date of issue per share | $ / shares		$ 0.19
Contractual escrow period		12 months
Percentage of consideration released every three months		25.00%
Contractual escrow released period		3 months
Consideration received			$ 966
Gain (loss) that relates to identifiable assets acquired or liabilities assumed in business combination			1,116
Disposal of a reclamation bond			$ 40
Toiyabe [member] | Subsequent Period Payment [member]
Disclosure of exploration and corporate expenditure [line items]
Remaining percentage of consideration released	75.00%
Additional percentage of consideration released	25.00%
Toiyabe [member] | IM Exploration Inc. [member]
Disclosure of exploration and corporate expenditure [line items]
Interests acquired			100.00%
El Creston Project [member]
Disclosure of exploration and corporate expenditure [line items]
Interests acquired				100.00%
Royalty acquired percentage		3.00%
Ajax Project [member]
Disclosure of exploration and corporate expenditure [line items]
Interests acquired				100.00%
Scottie Claims Royalty [member]
Disclosure of exploration and corporate expenditure [line items]
Royalty acquired percentage		3.00%
Royalty sales percentage		3.00%
Sale of royalties (note 9)		$ 1,600